Subsequent Events (Details) - shares	6 Months Ended
	Sep. 30, 2023	Jan. 25, 2024	Oct. 05, 2023	May 19, 2022
Subsequent Events (Details) [Line Items]
Reverse stock split	The Company effected a one-for-twenty-five (1-25) reverse split of its Ordinary Shares.
Share issued	6,762,138		45,556	45,556
2024 Equity incentive plan [Member]
Subsequent Events (Details) [Line Items]
Share capital voting percentage	10.00%
Fair market value percentage	110.00%
Minimum [Member]
Subsequent Events (Details) [Line Items]
Share issued			0.08
Maximum [Member]
Subsequent Events (Details) [Line Items]
Share issued			2
Forecast [Member] | 2024 Equity incentive plan [Member]
Subsequent Events (Details) [Line Items]
Issued ordinary shares		185,316